U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 4, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the:

Prospectus and Statement of Additional Information for the Investor Class of the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Dollar Bull 2X Fund, Direxion Monthly Dollar Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Dynamic HY Bond Fund, Direxion Monthly 10 Year Note Bear 2X Fund, HY Bear Fund, U.S. Government Money Market Fund; and

Prospectus and Statement of Additional Information for the Service Class of the HCM Freedom Fund; and

Combined Prospectus and Statement of Additional Information for the Service Class of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund; and

Combined Prospectus and Statement of Additional Information for the PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund; and

Combined Prospectus and Statement of Additional Information for the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund (formerly, the Evolution Small Cap Fund), Evolution Alternative Investment Fund (formerly, the Evolution Total Return Fund); and

that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2009, filed electronically as Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on December 29, 2009.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz.

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC